OTHER NON-OPERATING LOSSES, NET (Tables)	12 Months Ended
Dec. 31, 2017
OTHER NON-OPERATING LOSSES, NET
Schedule of other non-operating (losses) / gains

	2017	2016	2015
Loss from early debt redemption	(124)	—	4
Change of fair value of embedded derivative	(6)	12	—
Change of fair value of other derivatives	(13)	(120)	(15)
Impairment loss of other financial assets	(20)	—	(1)
Gains relating to past acquisitions and divestments	70	—	—
Other (losses) / gains	(4)	26	(30)

Other non-operating losses, net	(97)	(82)	(42)